Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2021	2020	2021	2020
Salaries and other short-term employee costs	1,969	1,666	4,001	3,254
Pension costs	106	107	240	256
Share-based compensation expense	8,604	6,025	13,821	7,599
Other compensation	9	22	22	83
Total	10,688	7,820	18,084	11,192